Trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [Line Item]
Trade receivables	€ 53,052	€ 52,698	€ 51,043
Gross carrying amount
Trade Receivables [Line Item]
Trade receivables	53,718	53,505	51,443
Allowance for doubtful accounts
Trade Receivables [Line Item]
Trade receivables	€ (667)	€ (807)	€ (400)